STATEMENT OF INVESTMENTS
BNY Mellon International Stock Index Fund

July 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.9%
Australia - 7.1%
Ampol Ltd.	4,587		100,860
ANZ Group Holdings Ltd.	58,295		1,109,307
APA Group	25,228		130,529
Aristocrat Leisure Ltd.	11,294		400,646
ASX Ltd.	3,867		164,354
Aurizon Holdings Ltd.	34,669		84,687
BHP Group Ltd.	63,529		1,755,076
BHP Group Ltd.	34,890		968,694
BlueScope Steel Ltd.	8,371		120,461
Brambles Ltd.	26,994		275,568
CAR Group Ltd.	7,053		161,758
Cochlear Ltd.	1,250		282,145
Coles Group Ltd.	25,793		305,876
Commonwealth Bank of Australia	32,480		2,926,998
Computershare Ltd.	10,144		183,450
CSL Ltd.	9,381		1,910,014
Dexus	21,094		97,270
Endeavour Group Ltd.	29,667		106,547
Fortescue Ltd.	33,001		410,516
Goodman Group	33,200		768,195
Insurance Australia Group Ltd.	45,607		220,678
Macquarie Group Ltd.	7,099		975,501
Medibank Private Ltd.	55,390		144,283
Mineral Resources Ltd.	3,349		119,856
Mirvac Group	79,418		111,574
National Australia Bank Ltd.	60,394		1,527,288
Northern Star Resources Ltd.	22,325		207,502
Orica Ltd.	9,143		107,409
Origin Energy Ltd.	33,577		230,387
Pilbara Minerals Ltd.	54,615	[a,b]	105,444
Pro Medicus Ltd.	1,083		101,850
Qantas Airways Ltd.	16,245	[b]	68,946
QBE Insurance Group Ltd.	29,471		348,524
Ramsay Health Care Ltd.	3,516		107,429
REA Group Ltd.	1,036	[a]	138,668
Reece Ltd.	4,215		76,649
Rio Tinto Ltd.	7,312		561,876
Santos Ltd.	62,748		325,495
Scentre Group	102,004		232,741
SEEK Ltd.	7,086		102,120
Seven Group Holdings Ltd.	3,754		96,213
Sonic Healthcare Ltd.	8,733		158,751
South32 Ltd.	86,539		173,790

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Australia - 7.1% (continued)
Stockland	47,747		144,292
Suncorp Group Ltd.	24,370		284,106
Telstra Group Ltd.	79,489		204,854
The GPT Group	37,508		114,079
The Lottery Corp. Ltd.	42,727		139,630
Transurban Group	60,280		512,989
Treasury Wine Estates Ltd.	15,691		126,777
Vicinity Centres	79,973		111,220
Washington H Soul Pattinson & Co. Ltd.	4,440	[a]	103,107
Wesfarmers Ltd.	22,017		1,060,881
Westpac Banking Corp.	67,466		1,320,231
WiseTech Global Ltd.	3,241		203,474
Woodside Energy Group Ltd.	25,462		461,575
Woodside Energy Group Ltd.	11,479		206,520
Woolworths Group Ltd.	23,844		538,060
			24,037,720
Austria - .2%
Erste Group Bank AG	6,536		339,263
OMV AG	2,798		117,265
Verbund AG	1,286		102,974
Voestalpine AG	2,164		55,372
			614,874
Belgium - .8%
Ageas SA	3,156		150,313
Anheuser-Busch InBev SA	17,441		1,036,456
D'ieteren Group	400		91,788
Elia Group SA	602		62,525
Groupe Bruxelles Lambert NV	291		21,666
Groupe Bruxelles Lambert NV	1,430		106,471
KBC Group NV	4,837		373,770
Lotus Bakeries NV	8		86,930
Sofina SA	313		73,918
Syensqo SA	1,431		126,470
UCB SA	2,467		413,022
Umicore SA	4,206		57,682
Warehouses De Pauw, CVA	3,420		92,761
			2,693,772
Chile - .1%
Antofagasta PLC	7,761		200,586
Denmark - 3.6%
AP Moller - Maersk A/S, Cl. A	61		99,067
AP Moller - Maersk A/S, Cl. B	85		140,878
Carlsberg AS, Cl. B	1,870		226,106
Coloplast A/S, Cl. B	2,460		319,458
Danske Bank A/S	13,418		410,500

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Denmark - 3.6% (continued)
Demant A/S	1,963	[b]	75,143
DSV A/S	3,325		609,949
Genmab A/S	1,283	[b]	362,804
Novo Nordisk A/S, Cl. B	63,442		8,406,285
Novonesis (Novozymes) Cl. B	7,332		466,942
Orsted AS	3,678	[b,c]	219,012
Pandora A/S	1,598		250,410
Rockwool A/S, Cl. B	186		82,279
Tryg A/S	6,603		144,636
Vestas Wind Systems A/S	19,653	[b]	485,609
			12,299,078
Finland - 1.0%
Elisa OYJ	2,772		129,076
Fortum OYJ	8,548		131,360
Kesko OYJ, Cl. B	5,455		98,596
Kone OYJ, Cl. B	6,673		340,602
Metso OYJ	12,046		122,274
Neste OYJ	8,297		170,891
Nokia OYJ	104,027		408,019
Nordea Bank Abp	61,138		715,994
Orion OYJ, Cl. B	2,134		98,089
Sampo OYJ, Cl. A	8,738		382,810
Stora Enso OYJ, Cl. R	11,173		139,549
UPM-Kymmene OYJ	10,327		341,084
Wartsila OYJ Abp	9,702		200,099
			3,278,443
France - 10.6%
Accor SA	3,750		144,179
Aeroports de Paris SA	670		87,880
Air Liquide SA	11,258		2,051,790
Airbus SE	11,595		1,750,963
Alstom SA	6,724	[b]	131,480
Amundi SA	1,236	[c]	90,094
Arkema SA	1,164		105,060
AXA SA	35,221		1,235,298
BioMerieux	830		87,670
BNP Paribas SA	20,052		1,373,453
Bollore SE	13,159		81,882
Bouygues SA	3,766		129,923
Bureau Veritas SA	6,107		191,280
Capgemini SE	2,984		592,221
Carrefour SA	11,012		164,245
Cie Generale des Etablissements Michelin SCA	13,224		523,664
Compagnie de Saint-Gobain SA	8,850		758,538
Covivio SA	909		46,870

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
France - 10.6% (continued)
Credit Agricole SA	20,587		311,957
Danone SA	12,495		812,994
Dassault Aviation SA	410		82,619
Dassault Systemes SE	13,031		493,423
Edenred SE	4,842		201,270
Eiffage SA	1,405		139,636
Engie SA	35,702		561,124
EssilorLuxottica SA	5,810		1,326,448
Eurazeo SE	888		69,784
Gecina SA	897		88,656
Getlink SE	5,978		106,457
Hermes International SCA	616		1,345,557
Ipsen SA	734		82,419
Kering SA	1,449		445,561
Klepierre SA	4,094		117,182
La Francaise des Jeux SAEM	2,092	[c]	81,157
Legrand SA	5,117		551,860
L'Oreal SA	4,672		2,023,138
LVMH Moet Hennessy Louis Vuitton SE	5,371		3,785,544
Orange SA	36,444		404,326
Pernod Ricard SA	3,979		532,885
Publicis Groupe SA	4,449		464,348
Remy Cointreau SA	417		32,912
Renault SA	3,799		183,883
Rexel	4,505	[a]	114,281
Safran SA	6,618		1,451,225
Sanofi SA	22,102		2,272,995
Sartorius Stedim Biotech	589		116,533
Schneider Electric SE	10,595		2,549,112
SEB SA	480		47,926
Societe Generale SA	14,060		363,941
Sodexo SA	1,713		162,401
Teleperformance SE	1,050		134,315
Thales SA	1,845		292,733
TotalEnergies SE	41,664		2,809,904
Unibail-Rodamco-Westfield	2,240		167,765
Veolia Environnement SA	13,436		421,355
Vinci SA	9,742		1,110,286
Vivendi SE	13,889		148,112
			35,954,514
Germany - 7.9%
adidas AG	3,162		791,081
Allianz SE	7,608		2,146,615
BASF SE	17,333		808,291
Bayer AG	19,267		572,949

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Germany - 7.9% (continued)
Bayerische Motoren Werke AG	6,246		579,667
Bechtle AG	1,673		74,001
Beiersdorf AG	1,945		282,413
Brenntag SE	2,472		176,008
Carl Zeiss Meditec AG-BR	751		51,475
Commerzbank AG	20,694		337,872
Continental AG	2,186		134,068
Covestro AG	3,731	[b,c]	219,832
CTS Eventim AG & Co. KGaA	1,195		105,408
Daimler Truck Holding AG	10,435		400,013
Delivery Hero SE	3,724	[b,c]	82,994
Deutsche Bank AG	36,773		574,326
Deutsche Boerse AG	3,718		761,190
Deutsche Lufthansa AG	11,088		69,521
Deutsche Telekom AG	62,959		1,645,349
DHL Group	19,283		860,816
E.ON SE	43,779		614,051
Evonik Industries AG	4,959		100,682
Fresenius Medical Care AG	4,031		156,436
Fresenius SE & Co. KGaA	8,225	[b]	295,131
GEA Group AG	3,031		133,886
Hannover Rueck SE	1,164		289,258
Heidelberg Materials AG	2,652		276,818
Henkel AG & Co. KGaA	1,964		152,174
Infineon Technologies AG	25,328		877,786
Knorr-Bremse AG	1,367		110,194
LEG Immobilien SE	1,392		121,753
Mercedes-Benz Group AG	15,594		1,031,640
Merck KGaA	2,481		444,462
MTU Aero Engines AG	1,058		299,564
Muenchener Rueckversicherungs-Gesellschaft AG	2,652		1,306,572
Nemetschek SE	1,157		110,561
Puma SE	2,060		102,075
Rational AG	100		87,550
Rheinmetall AG	845		460,572
RWE AG	12,322		460,259
SAP SE	20,325		4,288,305
Scout24 SE	1,503	[c]	119,072
Siemens AG	14,754		2,704,497
Siemens Energy AG	11,626	[b]	338,494
Siemens Healthineers AG	5,484	[c]	294,422
Symrise AG	2,615		330,306
Talanx AG	1,264		96,091
Volkswagen AG	577		68,121
Vonovia SE	14,267		438,452

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Germany - 7.9% (continued)
Zalando SE	4,266	[b,c]	109,399
			26,892,472
Hong Kong - 1.8%
AIA Group Ltd.	218,000		1,452,934
BOC Hong Kong Holdings Ltd.	70,500		204,887
CK Asset Holdings Ltd.	36,475		138,796
CK Hutchison Holdings Ltd.	52,975		278,772
CK Infrastructure Holdings Ltd.	11,000		73,139
CLP Holdings Ltd.	31,288		269,943
Futu Holdings Ltd., ADR	1,098	[b]	69,481
Galaxy Entertainment Group Ltd.	44,277		184,908
Hang Seng Bank Ltd.	14,500		178,405
Henderson Land Development Co. Ltd.	29,138		81,343
HKT Trust & HKT Ltd.	69,660		84,556
Hong Kong & China Gas Co. Ltd.	225,267		183,968
Hong Kong Exchanges & Clearing Ltd.	23,442		691,263
Hongkong Land Holdings Ltd.	20,600		66,458
Jardine Matheson Holdings Ltd.	3,046		107,327
Link REIT	50,439		211,942
MTR Corp. Ltd.	30,256		98,197
Power Assets Holdings Ltd.	27,500		175,609
Prudential PLC	53,321		476,096
Sino Land Co. Ltd.	75,631	[a]	77,926
SITC International Holdings Co. Ltd.	24,000		53,657
Sun Hung Kai Properties Ltd.	27,199		236,704
Swire Pacific Ltd., Cl. A	8,500		73,266
Swire Properties Ltd.	24,800		39,234
Techtronic Industries Co. Ltd.	27,365		353,987
The Wharf Holdings Ltd.	19,000	[a]	52,164
WH Group Ltd.	166,385	[c]	108,399
Wharf Real Estate Investment Co. Ltd.	33,311		82,148
			6,105,509
Ireland - 1.0%
AerCap Holdings NV	3,906		366,969
AIB Group PLC	32,784		187,614
Bank of Ireland Group PLC	20,413		230,601
DCC PLC	2,005		138,022
Experian PLC	17,842		841,249
Flutter Entertainment PLC	3,446	[b]	680,197
James Hardie Industries PLC-CDI	8,511	[b]	307,771
Kerry Group PLC, Cl. A	3,047		284,838
Kingspan Group PLC	3,046		284,318
			3,321,579
Israel - .7%
Azrieli Group Ltd.	750		45,923

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Israel - .7% (continued)
Bank Hapoalim BM	24,609		225,621
Bank Leumi Le-Israel BM	29,097		250,533
Check Point Software Technologies Ltd.	1,805	[b]	331,127
CyberArk Software Ltd.	809	[b]	207,411
Elbit Systems Ltd.	518		92,587
Global-e Online Ltd.	1,965	[b]	67,439
ICL Group Ltd.	14,585		61,113
Israel Discount Bank Ltd., Cl. A	23,281		118,693
Mizrahi Tefahot Bank Ltd.	3,057		110,225
Monday.com Ltd.	712	[b]	163,625
NICE Ltd.	1,246	[b]	225,446
Teva Pharmaceutical Industries Ltd., ADR	21,740	[b]	378,928
Wix.com Ltd.	1,054	[b]	164,345
			2,443,016
Italy - 2.4%
Amplifon SpA	2,343		74,266
Banco BPM SpA	24,629		170,441
Davide Campari-Milano NV	12,134	[a]	109,468
DiaSorin SpA	480		52,417
Enel SpA	157,792		1,125,292
Eni SpA	41,482		662,613
Ferrari NV	2,445		1,005,938
FinecoBank SpA	12,040		204,511
Generali	20,022		518,206
Infrastrutture Wireless Italiane SpA	6,516	[c]	72,463
Intesa Sanpaolo SpA	286,029		1,159,850
Leonardo SpA	8,033		191,167
Mediobanca Banca Di Credito Finanziario SpA	9,948		161,310
Moncler SpA	4,246		252,960
Nexi SpA	11,215	[b,c]	68,831
Poste Italiane SpA	8,917	[c]	120,651
Prysmian SpA	5,119		351,756
Recordati Industria Chimica E Farmaceutica SpA	2,094		114,035
Snam SpA	40,278		192,453
Telecom Italia SpA	186,378	[a]	45,701
Terna Rete Elettrica Nazionale	27,765		230,978
UniCredit SpA	29,428		1,207,200
			8,092,507
Japan - 22.6%
Advantest Corp.	14,900		650,604
Aeon Co. Ltd.	12,900		295,192
AGC, Inc.	3,860		138,559
Aisin Corp.	3,000		102,299
Ajinomoto Co., Inc.	9,100		375,820
ANA Holdings, Inc.	2,900		55,687

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Japan - 22.6% (continued)
Asahi Group Holdings Ltd.	9,500		351,105
Asahi Kasei Corp.	23,700		171,740
Asics	12,400		202,846
Astellas Pharma, Inc.	35,095		409,835
Bandai Namco Holdings, Inc.	11,650		247,535
Bridgestone Corp.	11,100		456,004
Brother Industries Ltd.	4,300		88,451
Canon, Inc.	19,217		607,072
Capcom Co. Ltd.	6,400		135,991
Central Japan Railway Co.	15,100		357,087
Chubu Electric Power Co., Inc.	12,100		152,619
Chugai Pharmaceutical Co. Ltd.	13,184		576,873
Concordia Financial Group Ltd.	20,200		127,817
Dai Nippon Printing Co. Ltd.	4,100		135,114
Daifuku Co. Ltd.	5,900		106,776
Dai-ichi Life Holdings, Inc.	17,600		540,930
Daiichi Sankyo Co. Ltd.	35,949		1,463,076
Daikin Industries Ltd.	5,100		738,623
Daito Trust Construction Co. Ltd.	1,200		144,541
Daiwa House Industry Co. Ltd.	11,000		314,801
Daiwa Securities Group, Inc.	26,600		220,880
Denso Corp.	36,900		613,486
Dentsu Group, Inc.	4,200		112,068
Disco Corp.	1,800		588,902
East Japan Railway Co.	17,800		335,378
Eisai Co. Ltd.	4,900		187,731
ENEOS Holdings, Inc.	55,026		290,228
FANUC Corp.	18,245	[a]	545,061
Fast Retailing Co. Ltd.	3,374		926,596
Fuji Electric Co. Ltd.	2,600		146,268
FUJIFILM Holdings Corp.	21,800		515,935
Fujitsu Ltd.	34,300		612,539
Hamamatsu Photonics K.K.	2,700		77,834
Hankyu Hanshin Holdings, Inc.	4,700		134,352
Hikari Tsushin, Inc.	400		74,799
Hitachi Construction Machinery Co. Ltd.	2,100		52,610
Hitachi Ltd.	90,400		1,953,766
Honda Motor Co. Ltd.	87,277		935,018
Hoshizaki Corp.	2,000		63,638
Hoya Corp.	6,800		849,769
Hulic Co. Ltd.	7,000		68,042
Ibiden Co. Ltd.	2,100		80,857
Idemitsu Kosan Co. Ltd.	17,475		116,404
Inpex Corp.	18,800		291,543
Isuzu Motors Ltd.	10,800		148,037

Description	Shares	Value ($)
Common Stocks - 96.9% (continued)
Japan - 22.6% (continued)
ITOCHU Corp.	23,100	1,185,983
Japan Airlines Co. Ltd.	2,600	42,672
Japan Exchange Group, Inc.	9,700	227,377
Japan Post Bank Co. Ltd.	28,600	298,142
Japan Post Holdings Co. Ltd.	40,400	430,595
Japan Post Insurance Co. Ltd.	3,500	72,751
Japan Real Estate Investment Corp.	26	89,918
Japan Tobacco, Inc.	23,500	693,340
JFE Holdings, Inc.	11,160	164,015
Kajima Corp.	8,100	157,577
Kao Corp.	9,200	404,161
Kawasaki Kisen Kaisha Ltd.	7,700	119,917
KDDI Corp.	29,063	873,416
Keisei Electric Railway Co. Ltd.	2,700	80,606
Keyence Corp.	3,740	1,627,013
Kikkoman Corp.	13,000	163,139
Kintetsu Group Holdings Co. Ltd.	3,335	77,214
Kirin Holdings Co. Ltd.	14,800	209,995
Kobe Bussan Co. Ltd.	2,600	68,987
Koito Manufacturing Co. Ltd.	4,300	64,174
Komatsu Ltd.	18,000	516,265
Konami Group Corp.	1,900	142,928
Kubota Corp.	19,800	285,604
Kyocera Corp.	24,900	315,203
Kyowa Kirin Co. Ltd.	5,005	105,909
Lasertec Corp.	1,600	283,576
LY Corp.	52,100	129,551
M3, Inc.	8,200	76,702
Makita Corp.	4,600	150,321
Marubeni Corp.	27,900	528,359
Matsukiyococokara & Co.	6,800	111,056
Mazda Motor Corp.	11,000	99,645
McDonald's Holdings Co. Japan Ltd.	1,700	70,478
MEIJI Holdings Co. Ltd.	4,584	116,299
Minebea Mitsumi, Inc.	6,800	162,751
Mitsubishi Chemical Group Corp.	26,080	155,410
Mitsubishi Corp.	64,894	1,348,279
Mitsubishi Electric Corp.	37,600	631,174
Mitsubishi Estate Co. Ltd.	21,700	368,755
Mitsubishi HC Capital, Inc.	15,800	114,541
Mitsubishi Heavy Industries Ltd.	62,500	753,623
Mitsubishi UFJ Financial Group, Inc.	215,590	2,505,344
Mitsui & Co. Ltd.	50,200	1,170,998
Mitsui Chemicals, Inc.	3,300	95,976
Mitsui Fudosan Co. Ltd.	51,958	537,951

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 96.9% (continued)
Japan - 22.6% (continued)
Mitsui O.S.K. Lines Ltd.	6,500	207,643
Mizuho Financial Group, Inc.	46,850	1,071,464
MonotaRO Co. Ltd.	4,200	58,730
MS&AD Insurance Group Holdings, Inc.	25,171	592,458
Murata Manufacturing Co. Ltd.	33,600	743,093
NEC Corp.	4,780	418,728
NEXON Co. Ltd.	6,100	132,056
Nidec Corp.	8,200	363,833
Nintendo Co. Ltd.	20,250	1,125,011
Nippon Building Fund, Inc.	30	115,992
Nippon Express Holdings, Inc.	1,252	62,246
Nippon Paint Holdings Co. Ltd.	19,300	123,199
Nippon Prologis REIT, Inc.	44	72,702
Nippon Sanso Holdings Corp.	3,400	111,436
Nippon Steel Corp.	16,461	360,189
Nippon Telegraph & Telephone Corp.	582,400	621,233
Nippon Yusen KK	8,640	280,908
Nissan Chemical Corp.	2,600	83,792
Nissan Motor Co. Ltd.	45,000	144,963
Nissin Foods Holdings Co. Ltd.	3,900	116,382
Nitori Holdings Co. Ltd.	1,500	179,029
Nitto Denko Corp.	2,800	244,664
Nomura Holdings, Inc.	58,000	359,416
Nomura Real Estate Holdings, Inc.	2,400	67,293
Nomura Real Estate Master Fund, Inc.	74	72,841
Nomura Research Institute Ltd.	7,349	227,070
NTT Data Group Corp.	11,800	183,978
Obayashi Corp.	12,900	169,713
OBIC Co. Ltd.	1,300	197,980
Olympus Corp.	22,400	384,609
Omron Corp.	3,300	121,704
Ono Pharmaceutical Co. Ltd.	7,600	113,503
Oracle Corp.	800	65,630
Oriental Land Co. Ltd.	21,300	605,539
ORIX Corp.	22,100	535,740
Osaka Gas Co. Ltd.	6,900	156,626
Otsuka Corp.	4,400	97,286
Otsuka Holdings Co. Ltd.	8,200	424,270
Pan Pacific International Holdings Corp.	7,400	192,572
Panasonic Holdings Corp.	45,295	362,116
Rakuten Group, Inc.	29,900	174,311
Recruit Holdings Co. Ltd.	28,800	1,646,026
Renesas Electronics Corp.	29,000	512,376
Resona Holdings, Inc.	40,200	291,663
Ricoh Co. Ltd.	11,000	102,759

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Japan - 22.6% (continued)
Rohm Co. Ltd.	6,800		92,257
SBI Holdings, Inc.	5,230		136,557
SCREEN Holdings Co. Ltd.	1,600		136,206
SCSK Corp.	2,700		53,440
Secom Co. Ltd.	3,900		250,153
Seiko Epson Corp.	5,800		102,035
Sekisui Chemical Co. Ltd.	7,400		111,725
Sekisui House Ltd.	11,700		293,641
Seven & i Holdings Co. Ltd.	43,480		522,598
SG Holdings Co. Ltd.	6,800		69,149
Shimadzu Corp.	4,700		138,892
Shimano, Inc.	1,500		265,921
Shin-Etsu Chemical Co. Ltd.	35,000		1,563,786
Shionogi & Co. Ltd.	5,000		219,981
Shiseido Co. Ltd.	7,800		246,611
Shizuoka Financial Group, Inc.	8,400		84,579
SMC Corp.	1,100		537,701
Softbank Corp.	55,400		727,965
SoftBank Group Corp.	20,040		1,228,568
Sompo Holdings, Inc.	17,510		399,579
Sony Group Corp.	24,180		2,151,362
Subaru Corp.	11,700		230,858
Sumco Corp.	6,600		108,020
Sumitomo Corp.	20,200		507,975
Sumitomo Electric Industries Ltd.	13,900		212,458
Sumitomo Metal Mining Co. Ltd.	4,900		150,337
Sumitomo Mitsui Financial Group, Inc.	24,300		1,759,395
Sumitomo Mitsui Trust Holdings, Inc.	12,828		323,593
Sumitomo Realty & Development Co. Ltd.	5,300		174,910
Suntory Beverage & Food Ltd.	2,800		101,253
Suzuki Motor Corp.	30,400		353,207
Sysmex Corp.	9,500	[a]	155,166
T&D Holdings, Inc.	9,600		181,707
Taisei Corp.	3,200		136,643
Takeda Pharmaceutical Co. Ltd.	30,823		880,781
TDK Corp.	7,600		529,323
Terumo Corp.	26,200		467,956
The Chiba Bank Ltd.	10,800		102,429
The Kansai Electric Power Company, Inc.	13,399		229,668
TIS, Inc.	4,400		95,173
Toho Co. Ltd.	2,400		86,508
Tokio Marine Holdings, Inc.	36,400		1,446,951
Tokyo Electric Power Co. Holdings, Inc.	28,672	[b]	144,265
Tokyo Electron Ltd.	9,100		1,837,399
Tokyo Gas Co. Ltd.	7,000		153,873

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Japan - 22.6% (continued)
Tokyu Corp.	9,410		114,153
Toppan Holdings, Inc.	4,200		118,955
Toray Industries, Inc.	25,900		135,785
TOTO Ltd.	2,600		72,718
Toyota Industries Corp.	2,800		233,581
Toyota Motor Corp.	205,875		4,007,465
Toyota Tsusho Corp.	12,900		258,458
Trend Micro, Inc.	2,700		129,447
Unicharm Corp.	7,600		254,353
West Japan Railway Co.	8,600		169,690
Yakult Honsha Co. Ltd.	4,800		98,869
Yamaha Motor Co. Ltd.	17,400		162,956
Yamato Holdings Co. Ltd.	4,600		56,199
Yaskawa Electric Corp.	4,800		166,161
Yokogawa Electric Corp.	4,500		113,730
Zensho Holdings Co. Ltd.	1,700		69,567
ZOZO, Inc.	2,700		79,356
			76,955,197
Jordan - .0%
Hikma Pharmaceuticals PLC	3,276		79,853
Luxembourg - .1%
ArcelorMittal SA	9,124		205,984
Eurofins Scientific SE	2,599		154,074
Tenaris SA	9,027		143,436
			503,494
Macau - .0%
Sands China Ltd.	49,013	[b]	91,301
Netherlands - 5.1%
ABN AMRO Bank NV-CVA	9,364	[c]	163,206
Adyen NV	422	[b,c]	516,507
Aegon Ltd.	26,312		169,428
Akzo Nobel NV	3,332		205,442
argenx SE	1,154	[b]	592,307
ASM International NV	914		630,300
ASML Holding NV	7,767		7,134,779
ASR Nederland NV	3,034		151,890
BE Semiconductor Industries NV	1,490		193,447
Euronext NV	1,544	[c]	155,995
EXOR NV	1,916		195,982
Ferrovial SE	10,052		399,404
Heineken Holding NV	2,590		190,733
Heineken NV	5,549		492,270
IMCD NV	1,104		158,870
ING Groep NV	64,032		1,160,955
JDE Peet's NV	2,324		51,033

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Netherlands - 5.1% (continued)
Koninklijke Ahold Delhaize NV	18,346		590,931
Koninklijke KPN NV	75,598		297,524
Koninklijke Philips NV	15,664		441,622
NN Group NV	5,369		268,577
OCI NV	2,093	[b]	50,365
Prosus NV	27,519		956,584
QIAGEN NV	4,255	[b]	190,098
Randstad NV	2,193		106,605
Stellantis NV	14,164		235,583
Stellantis NV	28,818		479,882
Universal Music Group NV	15,974		379,943
Wolters Kluwer NV	4,825		809,325
			17,369,587
New Zealand - .2%
Auckland International Airport Ltd.	26,832		119,547
Fisher & Paykel Healthcare Corp. Ltd.	11,221		216,157
Mercury NZ Ltd.	12,516		51,274
Meridian Energy Ltd.	24,249		93,855
Spark New Zealand Ltd.	35,763		91,984
Xero Ltd.	2,809	[a,b]	257,523
			830,340
Norway - .6%
Aker BP ASA	6,119		147,930
DNB Bank ASA	16,442		339,476
Equinor ASA	17,468		462,995
Gjensidige Forsikring ASA	3,811	[a]	64,438
Kongsberg Gruppen ASA	1,783		179,056
Mowi ASA	9,109		153,551
Norsk Hydro ASA	26,090		144,336
Orkla ASA	13,815		116,617
SalMar ASA	1,288	[a]	74,136
Telenor ASA	12,063		143,738
Yara International ASA	3,255	[a]	92,693
			1,918,966
Poland - .0%
InPost SA	3,883	[b]	67,326
Portugal - .2%
EDP - Energias de Portugal SA	61,213		251,999
Galp Energia SGPS SA	9,169		193,062
Jeronimo Martins SGPS SA	5,390		94,114
			539,175
Singapore - 1.3%
Capitaland Ascendas REIT	71,727		146,325
CapitaLand Integrated Commercial Trust	101,477		158,353
CapitaLand Investment Ltd.	51,900		104,999

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Singapore - 1.3% (continued)
DBS Group Holdings Ltd.	38,672		1,060,356
Genting Singapore Ltd.	115,727		73,541
Grab Holdings Ltd., Cl. A	40,392	[b]	133,294
Keppel Ltd.	29,100		144,853
Oversea-Chinese Banking Corp. Ltd.	65,224		726,183
Sea Ltd., ADR	7,122	[b]	467,915
Sembcorp Industries Ltd.	16,000		57,308
Singapore Airlines Ltd.	28,933	[a]	150,888
Singapore Exchange Ltd.	16,900		124,456
Singapore Technologies Engineering Ltd.	29,700		98,114
Singapore Telecommunications Ltd.	161,051		370,847
United Overseas Bank Ltd.	24,763		598,263
Wilmar International Ltd.	37,700		90,151
			4,505,846
Spain - 2.5%
Acciona SA	464	[a]	60,043
ACS Actividades de Construccion y Servicios SA	4,146		185,168
Aena SME SA	1,463	[c]	277,302
Amadeus IT Group SA	8,680		570,718
Banco Bilbao Vizcaya Argentaria SA	113,240		1,190,012
Banco de Sabadell SA	105,116		222,027
Banco Santander SA	307,368		1,476,124
CaixaBank SA	73,787		429,908
Cellnex Telecom SA	9,577	[c]	333,355
EDP Renovaveis SA	5,888	[a]	91,452
Endesa SA	6,346		123,028
Grifols SA	6,175	[b]	62,175
Iberdrola SA	116,162		1,532,557
Industria de Diseno Textil SA	21,187		1,026,643
Redeia Corp. SA	7,594		134,566
Repsol SA	23,542		335,049
Telefonica SA	89,437	[a]	404,361
			8,454,488
Sweden - 3.1%
Alfa Laval AB	5,575		245,931
Assa Abloy AB, Cl. B	19,521		593,127
Atlas Copco AB, Cl. A	52,179		927,315
Atlas Copco AB, Cl. B	30,233		472,257
Beijer Ref AB	7,023		111,156
Boliden AB	5,408		164,337
Epiroc AB, Cl. A	12,936		241,349
Epiroc AB, Cl. B	7,380		123,751
EQT AB	7,284	[a]	235,468
Essity AB, Cl. B	12,016		337,840
Evolution AB	3,572	[c]	344,712

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Sweden - 3.1% (continued)
Fastighets AB Balder, Cl. B	13,556	[a,b]	99,618
Getinge AB, Cl. B	4,289		83,608
H & M Hennes & Mauritz AB, Cl. B	11,190	[a]	173,529
Hexagon AB, Cl. B	40,302		409,792
Holmen AB, Cl. B	1,560		61,270
Husqvarna AB, Cl. B	7,001		47,175
Industrivarden AB, Cl. A	2,389		81,756
Industrivarden AB, Cl. C	2,992	[a]	101,241
Indutrade AB	5,325		155,949
Investment AB Latour, Cl. B	2,977		87,198
Investor AB, Cl. B	33,593		951,782
L E Lundbergforetagen AB, Cl. B	1,438		72,551
Lifco AB, Cl. B	4,680		138,528
Nibe Industrier AB, Cl. B	28,824	[a]	126,328
Saab AB, Cl. B	6,133		141,285
Sagax AB, Cl. B	4,223		103,767
Sandvik AB	20,649		421,921
Securitas AB, Cl. B	9,450		101,404
Skandinaviska Enskilda Banken AB, Cl. A	30,955		475,404
Skanska AB, Cl. B	6,419		125,225
SKF AB, Cl. B	6,780		125,727
Svenska Cellulosa AB SCA, Cl. B	11,575		157,264
Svenska Handelsbanken AB, Cl. A	28,457		286,497
Swedbank AB, Cl. A	16,415		348,963
Swedish Orphan Biovitrum AB	3,658	[b]	95,384
Tele2 AB, Cl. B	10,513		108,194
Telefonaktiebolaget LM Ericsson, Cl. B	53,627		367,000
Telia Co. AB	46,126		133,995
Trelleborg AB, Cl. B	4,126		152,977
Volvo AB, Cl. A	4,030		104,580
Volvo AB, Cl. B	30,990		789,854
Volvo Car AB, Cl. B	15,086	[b]	42,641
			10,469,650
Switzerland - 10.3%
ABB Ltd.	31,188		1,730,781
Adecco Group AG	3,290		112,081
Alcon, Inc.	9,696		917,293
Avolta AG	1,769		66,748
Bachem Holding AG	615		55,252
Baloise Holding AG	897		160,776
Banque Cantonale Vaudoise	548		58,283
Barry Callebaut AG	70		112,898
BKW AG	418		75,589
Chocoladefabriken Lindt & Spruengli AG	2		247,370
Chocoladefabriken Lindt & Spruengli AG-PC	20		250,714

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Switzerland - 10.3% (continued)
Cie Financiere Richemont SA, Cl. A	10,452		1,591,996
Clariant AG	4,234		62,968
Coca-Cola HBC AG	4,217		153,825
DSM-Firmenich AG	3,602		460,223
EMS-Chemie Holding AG	132		110,185
Geberit AG	654		416,126
Givaudan SA	179		877,677
Glencore PLC	200,881		1,112,135
Helvetia Holding AG	729		108,717
Holcim Ltd.	10,125		947,609
Julius Baer Group Ltd.	3,941		214,661
Kuehne + Nagel International AG	941		291,866
Logitech International SA	3,025		272,536
Lonza Group AG	1,446		961,454
Nestle SA	51,878		5,266,174
Novartis AG	38,286		4,292,027
Partners Group Holding AG	440		592,516
Roche Holding AG	13,662		4,425,091
Roche Holding AG-BR	638		224,659
Sandoz Group AG	8,019		348,729
Schindler Holding AG	451		118,322
Schindler Holding AG-PC	797		213,201
SGS SA	2,959		324,011
Sig Group AG	5,764		120,988
Sika AG	2,963		899,417
Sonova Holding AG	981		299,482
STMicroelectronics NV	13,102		435,247
Straumann Holding AG	2,204		284,471
Swiss Life Holding AG	572		438,464
Swiss Prime Site AG	1,526		152,995
Swiss Re AG	5,851		721,449
Swisscom AG	498		305,010
Temenos AG	1,260		87,234
The Swatch Group AG	1,118		45,249
The Swatch Group AG-BR	586		120,492
UBS Group AG	63,857		1,936,784
VAT Group AG	526	[c]	263,255
Zurich Insurance Group AG	2,846		1,565,026
			34,850,056
United Arab Emirates - .0%
NMC Health PLC	4,176	[b,d]	1
United Kingdom - 13.7%
3i Group PLC	19,002		763,200
Admiral Group PLC	5,128		181,265
Anglo American PLC	24,680		742,302

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
United Kingdom - 13.7% (continued)
Ashtead Group PLC	8,522		612,664
Associated British Foods PLC	6,692		213,290
AstraZeneca PLC	30,098		4,771,905
Auto Trader Group PLC	17,422	[c]	182,467
Aviva PLC	52,733		339,764
BAE Systems PLC	58,804		981,639
Barclays PLC	291,991		873,076
Barratt Developments PLC	18,819		127,044
Berkeley Group Holdings PLC	2,034		132,684
BP PLC	329,806		1,945,068
British American Tobacco PLC	38,781		1,375,638
BT Group PLC	127,029	[a]	230,303
Bunzl PLC	6,455		270,145
Burberry Group PLC	7,052		70,525
Centrica PLC	104,699		178,256
Coca-Cola Europacific Partners PLC	4,074		300,539
Compass Group PLC	33,160		1,020,668
Croda International PLC	2,588		134,343
Diageo PLC	43,262		1,347,405
Endeavour Mining PLC	3,548		79,364
Entain PLC	12,699		93,463
GSK PLC	80,403		1,557,082
Haleon PLC	132,118		593,466
Halma PLC	7,419		253,619
Hargreaves Lansdown PLC	6,874		97,363
HSBC Holdings PLC	366,607		3,316,091
Imperial Brands PLC	16,211		447,433
Informa PLC	26,444		295,899
InterContinental Hotels Group PLC	3,182		320,412
Intertek Group PLC	3,191		207,419
J Sainsbury PLC	33,229		117,833
JD Sports Fashion PLC	48,799		82,743
Kingfisher PLC	35,997		128,093
Land Securities Group PLC	13,869		113,543
Legal & General Group PLC	116,140		346,019
Lloyds Banking Group PLC	1,238,562		943,877
London Stock Exchange Group PLC	8,823		1,075,193
M&G PLC	43,599		119,183
Melrose Industries PLC	25,416		192,105
Mondi PLC	8,369		163,791
National Grid PLC	93,326		1,186,398
NatWest Group PLC	126,874		598,741
Next PLC	2,359		275,579
Pearson PLC	11,749		159,224
Persimmon PLC	6,373		129,771

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 96.9% (continued)
United Kingdom - 13.7% (continued)
Phoenix Group Holdings PLC		13,333		93,945
Reckitt Benckiser Group PLC		13,752		738,093
RELX PLC		36,472		1,720,708
Rentokil Initial PLC		49,697		302,985
Rio Tinto PLC		21,937		1,420,269
Rolls-Royce Holdings PLC		163,249	[b]	941,721
Schroders PLC		15,785		79,868
Segro PLC		24,464		288,451
Severn Trent PLC		5,249		173,733
Shell PLC		124,499		4,540,857
Smith & Nephew PLC		16,999		245,273
Smiths Group PLC		6,842		156,921
Spirax Group PLC		1,407		164,138
SSE PLC		21,301		515,589
Standard Chartered PLC		43,627		428,647
Taylor Wimpey PLC		71,468		146,026
Tesco PLC		136,989		584,761
The Sage Group PLC		19,651		274,150
Unilever PLC		48,629		2,983,158
United Utilities Group PLC		13,090		174,060
Vodafone Group PLC		447,896		417,783
Whitbread PLC		3,559		132,872
Wise PLC, Cl. A		11,669	[b]	107,311
WPP PLC		20,842		201,502
				46,520,715
Total Common Stocks (cost $163,744,235)				329,090,065
	Preferred Dividend Yield (%)
Preferred Stocks - .4%
Germany - .4%
Bayerische Motoren Werke AG	7.77	1,176		100,970
Dr Ing hc F Porsche AG	3.27	2,159	[c]	162,939
Henkel AG & Co. KGaA	2.30	3,332		285,236
Porsche Automobil Holding SE	6.32	2,930		131,032
Sartorius AG	0.31	505		143,538
Volkswagen AG	9.39	4,039		450,777
Total Preferred Stocks (cost $977,628)				1,274,492
	1-Day Yield (%)
Investment Companies - 2.0%
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $6,906,164)	5.44	6,906,164	[e]	6,906,164

Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $800,654)	5.44	800,654	[e]	800,654
Total Investments (cost $172,428,681)		99.5%		338,071,375
Cash and Receivables (Net)		.5%		1,676,535
Net Assets		100.0%		339,747,910

ADR—American Depositary Receipt

BR—Bearer Certificate

CVA—Company Voluntary Arrangement

PC—Participation Certificate

REIT—Real Estate Investment Trust

a Security, or portion thereof, on loan. At July 31, 2024, the value of the fund’s securities on loan was $3,008,860 and the value of the collateral was $3,146,887, consisting of cash collateral of $800,654 and U.S. Government & Agency securities valued at $2,346,233. In addition, the value of collateral may include pending sales that are also on loan.

b Non-income producing security.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, these securities were valued at $3,986,064 or 1.17% of net assets.

d The fund held Level 3 securities at July 31, 2024. These securities were valued at $1 or .0% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
MSCI EAFE Index	64	9/20/2024	7,528,504	7,647,040	118,536
Gross Unrealized Appreciation				118,536

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon International Stock Index Fund

July 31, 2024 (Unaudited)

The following is a summary of the inputs used as of July 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,651,073	326,438,991	††	1	329,090,065
Equity Securities - Preferred Stocks	-	1,274,492	††	-	1,274,492
Investment Companies	7,706,818	-		-	7,706,818
Other Financial Instruments:
Futures†††	118,536	-		-	118,536

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2024, accumulated net unrealized appreciation on investments was $165,761,230, consisting of $173,848,920 gross unrealized appreciation and $8,087,690 gross unrealized depreciation.

At July 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.